Short-Term Bank Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Short-Term Bank Loans
10. SHORT-TERM BANK LOANS
The Company obtained US dollar bank revolver credit facilities and drew down $50,000 thousand in 2020. The loan was repaid in 2020. Interest rate was 0.78% per annum on the outstanding monthly balance.
The interest expenses for the years ended December 31, 2019, 2020 and 2021 were nil, US$11 thousand and nil, respectively.